Leases	12 Months Ended
Jun. 30, 2026
Leases
Leases

16.    Leases

Expenses on leases under the low value and short-term exemptions amounted to €4,915 thousand in fiscal year 2026 (2025: €2,896 thousand, 2024: €197 thousand). Expenses relating to variable lease payments not included in the measurement of lease liabilities amounted to €0 thousand in fiscal year 2026 (2025: €0 thousand, 2024: €0 thousand). LuxExperience Group incurred depreciation expense and interest expense to the amount of €48,484 thousand during fiscal year 2026 (2025: €18,622 thousand, 2024: €12,406 thousand).

No rent concessions were granted or recognized in fiscal year 2026 (2025: none, 2024: none).

The non-current lease liabilities in fiscal year 2026 amounted to €145,741 thousand (2025: €176,718 thousand, 2024: €40,483 thousand) and the current lease liabilities amounted to €33,315 thousand (2025: €32,085 thousand, 2024: €9,282 thousand). See Note 29 for a maturity analysis of the Company’s future lease payments.

The lease receivable amounted to €13,621 thousand as of June 30, 2026, of which €9,751 thousand was classified as non-current and €3,870 thousand as current.

	Year ended June 30, 2026
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Lease receivables	3,862	11,933	—	15,795	13,621
Total	3,862	11,933	—	15,795	13,621

Some property leases contain extension options exercisable by LuxExperience Group up to one year before the end of the non-cancellable contract period. Where practicable, LuxExperience Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by LuxExperience Group and not by the lessors. LuxExperience Group assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. LuxExperience Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. LuxExperience Group estimates that, if all extension options under current leases were exercised, the resulting additional undiscounted lease payments over the respective extension periods would amount to €133.4 million.

LuxExperience Group classified rent cash deposits under other non-current asset of €3,624 thousand (2025: €1,846 thousand).

The total cash outflow for principal lease payments amounted to €35,046 thousand in fiscal year 2026 (2025: €10,057 thousand, 2024: €7,924 thousand). The total cash outflow related to interest expenses arising from lease liabilities amounted to €10,820 thousand in fiscal year 2026 (2025: €4,167 thousand, 2024: €2,916 thousand).

Right-of-use asset activity during the reporting periods presented is comprised of the following:

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2024	89,510	213	89,722
Additions	3,935	1,068	5,003
Additions through business combination	158,254	8,177	166,431
Currency Translation	(1,289)	(28)	(1,317)
As of June 30, 2025	250,411	9,431	259,841

Accumulated Depreciation and Impairment
As of July 1, 2024	44,119	135	44,254
Additions	13,658	798	14,456
As of June 30, 2025	57,777	933	58,710

Carrying Amount
As of July 1, 2024	45,390	78	45,468
As of June 30, 2025	192,633	8,498	201,130

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2025	250,411	9,431	259,841
Additions	10,402	3,697	14,099
Disposals	(27,508)	1	(27,507)
Currency Translation	942	14	957
As of June 30, 2026	234,246	13,144	247,390

Accumulated Depreciation and Impairment
As of July 1, 2025	57,777	933	58,710
Additions	31,271	6,393	37,664
Disposals	(8,363)	—	(8,363)
Impairment	4,322	—	4,322
Currency Translation	918	13	931
As of June 30, 2026	85,925	7,339	93,264

Carrying Amount
As of July 1, 2025	192,633	8,498	201,130
As of June 30, 2026	148,322	5,805	154,127